Average Annual Total Returns - Conservative Allocation Portfolio	Conservative Allocation Portfolio 1 Year	Conservative Allocation Portfolio 5 Years	Conservative Allocation Portfolio Since Inception	Conservative Allocation Portfolio Inception Date	Conservative Allocation Composite Index (reflects no deduction for fees or expenses) 1 Year	Conservative Allocation Composite Index (reflects no deduction for fees or expenses) 5 Years	Conservative Allocation Composite Index (reflects no deduction for fees or expenses) Since Inception	Conservative Allocation Composite Index (reflects no deduction for fees or expenses) Inception Date	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) Since Inception	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) Inception Date
Total	11.73%	8.10%	7.38%	Oct. 19, 2011	12.87%	8.55%	7.70%	Oct. 19, 2011	7.75%	4.53%	3.55%	Oct. 19, 2011	20.79%	15.36%	15.45%	Oct. 19, 2011